Investment in securities - Pledged Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale, amortized cost	$ 2,435,752	$ 1,995,050
Available-for-sale, fair value	2,272,486	1,831,129
Held-to-maturity	3,240,290	3,461,097
Held-to-maturity, fair value	2,671,040	2,976,709
Asset Pledged as Collateral with Right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale, amortized cost	22,888	27,459
Available-for-sale, fair value	21,062	25,785
Held-to-maturity	95,588	96,952
Held-to-maturity, fair value	$ 84,003	$ 88,399